Prospectus Supplement September 13, 2005 to:	228141 9/05

PUTNAM VARIABLE TRUST Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entry with respect to Putnam VT Global Asset Allocation Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Global Asset Allocation Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Jeffrey L. Knight	2002	Putnam Management 1993 – Present	Chief Investment Officer, Global Asset Allocation Team Previously, Director, Global Asset Allocation
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Robert J. Kea	2002	Putnam Management 1989 – Present	Portfolio Manager Previously, Quantitative Analyst
Robert J. Schoen	2002	Putnam Management 1997 – Present	Portfolio Manager Previously, Quantitative Analyst

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